File No. 333-17255
                                          Rule No. 497(e)



                STEIN ROE ADVISOR TRUST
           Stein Roe Advisor Young Investor Fund

        Supplement to February 14, 1997, Prospectus
                     _______________

     Arthur J. McQueen has stepped down as co-portfolio manager of SR&F Growth Investor Portfolio effective May 9, 1997, in order to devote more time to managing another Stein Roe Mutual Fund. The Portfolio will continue to be co-managed by Erik Gustafson and David Brady.

          This Supplement is Dated May 9, 1997